Marketing Expenses	3 Months Ended
Mar. 31, 2026
Marketing Expenses [Abstract]
Marketing expenses

24. Marketing expenses

	March 31, 2026	March 31, 2025

Advertising	(57,886)	(85,680)
Cashback	(40,711)	(14,227)
Digital Marketing	(12,717)	(13,795)
Customer Acquisition expenses (1)	(68,366)	(39,818)
Commission expenses	314	(717)
Total	(179,367)	(154,237)

(1)	Customer acquisition expenses are marketing expenditures directly related to customer acquisition, such as performance media and member-get-member expenses, which the Group pays on a per-acquired customer basis.